Share-based Compensation (Share option activities) (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) years $ / shares shares	Dec. 31, 2015 USD ($) years $ / shares shares	Dec. 31, 2014 USD ($) years $ / shares shares
Number of Options
Number of Options, Outstanding, Beginning Balance | shares	46,117,530	50,267,007	39,770,121
Number of Options, Granted | shares	9,991,964	8,020,000	21,052,758
Number of Options, Forfeited and expired | shares	(10,005,413)	(8,379,197)	(4,013,850)
Number of Options, Exercised | shares	(1,658,946)	(3,790,280)	(6,542,022)
Number of Options, Outstanding, Ending Balance | shares	44,445,135	46,117,530	50,267,007
Number of Options, Exercisable | shares	12,802,895
Number of Options, Vested and expected to vest | shares	30,349,765
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding, Beginning Balance | $ / shares	$ 0.81	$ 0.79	$ 0.44
Weighted Average Exercise Price, Granted | $ / shares	0.47	0.92	1.30
Weighted Average Exercise Price, Forfeited and expired | $ / shares	0.94	1.03	0.91
Weighted Average Exercise Price, Exercised | $ / shares	0.22	0.36	0.23
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares	0.43	$ 0.81	$ 0.79
Weighted Average Exercise Price, Exercisable | $ / shares	0.29
Weighted Average Exercise Price, Vested and expected to vest | $ / shares	$ 0.40
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Outstanding, Beginning Balance | years	7.5	8.2	8.1
Weighted Average Remaining Contractual Life, Outstanding, Ending Balance | years	7.1	7.5	8.2
Weighted Average Remaining Contractual Life, Exercisable | years	4.4
Weighted Average Remaining Contractual Life, Vested and expected to vest | years	6.5
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Outstanding, Beginning Balance | $	$ 7.6	$ 17.6	$ 30.2
Aggregate Intrinsic Value, Exercised | $	0.4	1.5	7.1
Aggregate Intrinsic Value, Outstanding, Ending Balance | $	1.8	$ 7.6	$ 17.6
Aggregate Intrinsic Value, Exercisable | $	1.8
Aggregate Intrinsic Value, Vested and expected to vest | $	$ 1.8